Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Other Payables and Accrued Liabilities
Other payables and accrued liabilities as of December 31, 2015 and 2014 consisted of the following:

	December 31,
	2015	2014

Accrued professional fees	$132	$130
Accrued staff costs and staff benefits	15	27
Others	22	52
	$169	$209